Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Discontinued Operations-Net of Tax Related to Capsugel Business

The components of Discontinued operations—net of tax, substantially all of which relate to our Capsugel business, follow:

	YEAR ENDED DECEMBER 31,
(MILLIONS OF DOLLARS)	2011	2010	2009

Revenues	$ 507	$ 752	$ 740

Pre-tax (loss)/income from discontinued operations	$ 31	$ 140	$ 148
Provision for taxes on income(a), (c)	23	52	51

Income from discontinued operations—net of tax	8	88	97

Pre-tax gain/(loss) on sale of discontinued operations	1,688	(11)	15
Provision/(benefit) for taxes on income(b), (d)	384	—	(2)

Gain/(loss) on sale of discontinued operations—net of tax	1,304	(11)	17

Discontinued operations—net of tax	$1,312	$ 77	$ 114

(a)	Deferred tax amounts are not significant for 2011.
(b)	Includes a deferred tax expense of $190 million for 2011.
(c)	Includes deferred tax expense of $16 million and $8 million, respectively for 2010 and 2009.
(d)	Deferred tax amounts are not significant for 2010 and 2009.

Schedule of Assets of Discontinued Operations and Other Assets Held for Sale and Liabilities of Discontinued Operations Related to Capsugel Business
The components of Assets of discontinued operations and other assets held for sale and Liabilities of discontinued operations, most of which relate to our Capsugel business, follow:

(MILLIONS OF DOLLARS)	YEAR ENDED DECEMBER 31, 2010

Accounts receivable	$ 186
Inventories	130
Taxes and other current assets	47
Property, plant and equipment	1,009
Goodwill	19
Identifiable intangible assets	3
Taxes and other noncurrent assets	45

Assets of discontinued operations and other assets held for sale	$1,439

Current liabilities	$ 124
Other liabilities	27

Liabilities of discontinued operations	$ 151

Schedule of Amounts and Classifications in Consolidated Statement of Income of Payments Between Pfizer and Collaboration Partners

The amounts and classification of payments (income/(expense)) between us and our collaboration partners follow:
	YEAR ENDED DECEMBER 31,
(MILLIONS OF DOLLARS)	2011	2010	2009
Revenues—Revenues(a)	$1,029	$ 710	$ 676
Revenues—Alliance revenues(b)	3,630	4,084	2,925
Total revenues from collaborative arrangements	4,659	4,794	3,601
Cost of sales(c)	(420)	(124)	(175)
Selling, informational and administrative expenses(d)	(237)	(131)	10
Research and development expenses(e)	(299)	(316)	(361)
Other deductions—net	34	37	37

(a)	Represents sales to our partners of products manufactured by us.
(b)	Substantially all relate to amounts earned from our partners under co-promotion agreements.
(c)	Primarily relates to royalties earned by our partners and cost of sales associated with inventory purchased from our partners.
(d)	Represents net reimbursements from our partners/(to our partners) for selling, informational and administrative expenses incurred.
(e)

Primarily related to net reimbursements, as well as upfront payments and milestone payments earned by our partners. The upfront and milestone payments were as follows: $210 million in 2011, $147 million in 2010 and $150 million in 2009.

Wyeth [Member]
Schedule of Consideration Transferred to Acquire Wyeth

The consideration transferred to acquire Wyeth follows:
(IN MILLIONS, EXCEPT PER SHARE AMOUNTS)	CONVERSION CALCULATION	FAIR VALUE	FORM OF CONSIDERATION
Wyeth common stock outstanding as of the acquisition date	1,339.6
Multiplied by Pfizer’s stock price as of the acquisition date multiplied by the exchange ratio of 0.985 ($17.66(a) x 0.985)	$17.40	$23,303	Pfizer common stock(a), (b)

Wyeth common stock outstanding as of the acquisition date	1,339.6
Multiplied by cash consideration per common share outstanding	$33.00	44,208	Cash

Wyeth stock options canceled for a cash payment(c)		405	Cash
Wyeth restricted stock/restricted stock units and other equity-based awards canceled for a cash payment		320	Cash

Total fair value of consideration transferred		$68,236

(a)	The fair value of Pfizer’s common stock used in the conversion calculation represents the closing market price of Pfizer’s common stock on the acquisition date.
(b)

Approximately 1.3 billion shares of Pfizer common stock, previously held as Pfizer treasury stock, were issued to former Wyeth shareholders. The excess of the average cost of Pfizer treasury stock issued over the fair value of the stock portion of the consideration transferred to acquire Wyeth was recorded as a reduction to Retained earnings.

(c)

Each Wyeth stock option, whether or not vested and exercisable on the acquisition date, was canceled for a cash payment equal to the excess of the per share value of the merger consideration (calculated on the basis of the volume-weighted average of the per share price of Pfizer common stock on the New York Stock Exchange Transaction Reporting System for the five consecutive trading days ending two days prior to the acquisition date) over the per share exercise price of the Wyeth stock option.

Schedule of Recognized Identifiable Assets Acquired and Liabilities Assumed as Part of Business Combination
The assets acquired and liabilities assumed from Wyeth follow:
(MILLIONS OF DOLLARS)	AMOUNTS RECOGNIZED AS OF ACQUISITION DATE (FINAL)
Working capital, excluding inventories(a)	$ 16,366
Inventories	7,971
Property, plant and equipment	9,838
Identifiable intangible assets, excluding in-process research and development	36,062
In-process research and development	13,822
Other noncurrent assets	2,394
Long-term debt	(11,187)
Benefit obligations	(3,175)
Net tax accounts(b)	(23,738)
Other noncurrent liabilities	(1,908)
Total identifiable net assets	46,445
Goodwill(c)	22,117
Net assets acquired	68,562
Less: Amounts attributable to noncontrolling interests	(326)
Total consideration transferred	$ 68,236

(a)	Includes cash and cash equivalents, short-term investments, accounts receivable, other current assets, assets held for sale, accounts payable and other current liabilities.
(b)

As of the acquisition date, included in Taxes and other current assets ($1.2 billion), Taxes and other noncurrent assets ($2.8 billion), Income taxes payable ($500 million), Other current liabilities ($11.1 billion), Noncurrent deferred tax liabilities ($14.0 billion) and Other taxes payable ($2.1 billion, including accrued interest of $300 million).

(c)

Goodwill recognized as of the acquisition date totaled $19.3 billion for our three biopharmaceutical operating segments and $2.8 billion for our Animal Health and Consumer Healthcare and our Nutrition operating segments. (Since the acquisition of Wyeth, we have revised our operating segments. See Note 18A. Segment, Geographic and Other Revenue Information: Segment Information.)

Schedule of Revenue and Earnings of Business Acquisition Included in Consolidated Statements of Income
The revenue and earnings of Wyeth included in Pfizer’s consolidated statements of income follow:
(MILLIONS OF DOLLARS)	WYETH’S OPERATIONS INCLUDED IN PFIZER’s 2009 RESULTS(a)
Revenues	$ 3,303
Loss from continuing operations attributable to Pfizer Inc. common shareholders(b)	(2,191)

(a)	The results of Wyeth are included from the acquisition date of October 15, 2009.
(b)

Includes purchase accounting adjustments related to the fair value adjustments for acquisition-date inventory that has been sold ($904 million pre-tax), amortization of identifiable intangible assets acquired from Wyeth ($512 million pre-tax), and restructuring charges and additional depreciation—asset restructuring ($2.1 billion pre-tax).

Schedule of Supplemental Pro Forma Information Related to the Acquisition
Supplemental pro forma information follows:
UNAUDITED PRO FORMA CONSOLIDATED RESULTS(a)
(MILLIONS OF DOLLARS, EXCEPT PER SHARE DATA)	YEAR ENDED DECEMBER 31,2009
Revenues	$67,859
Income from continuing operations attributable to Pfizer Inc. common shareholders	11,436
Diluted earnings per common share attributable to Pfizer Inc. common shareholders	1.41

(a)	The pro forma information assumes that the acquisition of Wyeth had occurred on January 1, 2009 for the year ended December 31, 2009.

King [Member]
Schedule of Recognized Identifiable Assets Acquired and Liabilities Assumed as Part of Business Combination
The assets acquired and liabilities assumed from King follow:
(MILLIONS OF DOLLARS)	AMOUNTS RECOGNIZED AS OF ACQUISITION DATE (FINAL)(a)
Working capital, excluding inventories	$ 155
Inventories	340
Property, plant and equipment	412
Identifiable intangible assets, excluding in-process research and development	1,806
In-process research and development	303
Net tax accounts	(328)
All other long-term assets and liabilities, net	102
Total identifiable net assets	2,790
Goodwill(b)	765
Net assets acquired/total consideration transferred	$ 3,555

(a)

Measurement period adjustments were not significant and did not have a significant impact on our earnings, balance sheets or cash flows in any interim period in 2011 and, therefore, we did not retrospectively adjust our interim financial statements.

(b)

Goodwill recorded as of the acquisition date totaled $720 million for our three biopharmaceutical operating segments and $45 million for our Animal Health and Consumer Healthcare operating segment. (Since the acquisition of King, we have revised our operating segments. See Note 18A. Segment, Geographic and Other Revenue Information: Segment Information.)

Schedule of Supplemental Pro Forma Information Related to the Acquisition
Supplemental pro forma information follows:
	UNAUDITED PRO FORMA CONSOLIDATED RESULTS(a)
	YEAR ENDED DECEMBER 31,
(MILLIONS OF DOLLARS, EXCEPT PER SHARE DATA)	2011	2010
Revenues	$67,534	$68,432
Net income attributable to Pfizer Inc. common shareholders	10,228	8,013
Diluted earnings per share attributable to Pfizer Inc. common shareholders	1.30	0.99

(a)	The pro forma information for December 31, 2011 and 2010 assumes that the acquisition of King occurred on January 1, 2010.